REVENUE AND DEFERRED REVENUES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 1,318,483	¥ 623,120
Amount due from related parties, unbilled receivable	102,687	33,279
Deferred revenue, revenue recognized	41,863	17,876
Cooperation Agreement
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 33,279	¥ 33,329
Minimum
Disaggregation Of Revenue
Payment terms (in days)	30 days
Maximum
Disaggregation Of Revenue
Payment terms (in days)	60 days